Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares Common Shares	F Shares Common Shares	Common Shares	Share subscription in progress	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income / (loss)	Total stockholders’ equity	Noncontrolling interests	Total
Beginning balance at Dec. 31, 2024	$ 1,000	$ 75	$ 1,075		$ 116,568	$ (41,913)	$ 758	$ 76,488		$ 76,488
Beginning balance (in Shares) at Dec. 31, 2024	100,039,519	1,499,700
Options exercised and acquisition of common stock for tax withholding obligations	$ 12		12	1	(3,024)			(3,011)		(3,011)
Options exercised and acquisition of common stock for tax withholding obligations (in Shares)	1,231,981	100
Stock-based compensation					8,296			8,296		8,296
Securities Purchase Agreements	$ 100		100		18,122			18,222		18,222
Securities Purchase Agreements (in Shares)	10,000,000
Warrant exercises	$ 45		45		7,292			7,337		7,337
Warrant exercises (in Shares)	4,469,382
Net Income										(20,030)
Other Comprehensive income / (loss)										108
ATM	$ 75		75		26,749			26,824		26,824
ATM (in Shares)	7,509,737
Investment in Wecan Group	$ 5		5		1,922			1,927		1,927
Investment in Wecan Group (in Shares)	481,110
Comprehensive income / (loss)						(20,030)	108	(19,922)		(19,922)
Ending balance at Jun. 30, 2025	$ 1,237	$ 75	1,312	1	175,925	(61,943)	866	116,161		116,161
Ending balance (in Shares) at Jun. 30, 2025	123,731,729	1,499,800
Beginning balance at Dec. 31, 2025	$ 1,915	$ 75	1,990		534,773	(76,107)	852	461,508		461,508
Beginning balance (in Shares) at Dec. 31, 2025	191,525,129	1,499,800
Options exercised and acquisition of common stock for tax withholding obligations	$ 15		15		(303)			(288)		(288)
Options exercised and acquisition of common stock for tax withholding obligations (in Shares)	1,492,005
Stock-based compensation					5,508			5,508		5,508
Securities Purchase Agreements	$ 229		229		115,820			116,049		116,049
Securities Purchase Agreements (in Shares)	22,913,630
Warrant exercises	$ 75		75		(74)			1		1
Warrant exercises (in Shares)	7,500,000
Acquisition of Wecan Group									7,627	7,627
Net Income						(27,712)		(27,712)	(77)	(27,789)
Other Comprehensive income / (loss)							(384)	(384)	(93)	(477)
Comprehensive income / (loss)										(28,096)
Ending balance at Jun. 30, 2026	$ 2,234	$ 75	$ 2,309		$ 655,724	$ (103,819)	$ 468	$ 554,682	$ 7,457	$ 562,139
Ending balance (in Shares) at Jun. 30, 2026	223,430,764	1,499,800